Equity Method Investments - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Equity investment	$ 16,800,000		$ 16,978,000
Income (Loss) on Equity Method Investments	(178,000)	(134,000)
Compression expenses	200,000	300,000
Receivables	0	0
RW Gathering, LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%
Equity investment	16,800,000		17,000,000
Equity investment, cash contribution		1,500,000
Income (Loss) on Equity Method Investments	400,000	400,000
Keystone Midstream Services
Schedule of Equity Method Investments [Line Items]
Ownership percentage	28.00%
Equity investment, cash contribution		1,400,000
Income (Loss) on Equity Method Investments		$ 100,000